Derivatives and Hedging (Offsetting Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Offsetting of Financial Assets, Derivatives
Gross Amounts of Recognized Financial Instruments	$ 21,810,330	$ 15,332,538
Derivatives, Gross Amounts Offset in the Consolidated Statement of Financial Position	(21,763,852)	(15,308,195)
Derivatives, Net Amounts Presented in the Consolidated Statements of Financial Position	46,478	24,343
Derivatives, Financial Instruments/Collateral	0	0
Net Amount	46,478	24,343
Offsetting of Financial Assets, Total Assets
Total Assets, Gross Amounts of Recognized Financial Instruments	21,810,330	15,332,538
Total Assets, Gross Amounts Offset in the Consolidated Statement of Financial Position	(21,763,852)	(15,308,195)
Total Assets, Net Amounts Presented in the Consolidated Statements of Financial Position	46,478	24,343
Total Assets, Financial Instruments/Collateral	0	0
Total Assets, Net Amount	46,478	24,343
Offsetting of Financial Liabilities, Derivatives
Derivatives, Gross Amounts of Recognized Financial Instruments	33,470,678	27,242,182
Derivatives, Gross Amounts Offset in the Consolidated Statement of Financial Position	(30,988,463)	(23,619,586)
Derivatives, Net Amounts Presented in the Consolidated Statements of Financial Position	2,482,215	3,622,596
Derivatives, Financial Instruments/Collateral	(2,482,215)	(3,622,596)
Derivatives, Net Amount	0	0
Offsetting of Financial Liabilities, Total Liabilities
Total Liabilities, Gross Amounts of Recognized Financial Instruments	33,470,678	27,242,182
Total Liabilities, Gross Amounts Offset in the Consolidated Statement of Financial Position	(30,988,463)	(23,619,586)
Total Liabilities, Net Amounts Presented in the Consolidated Statements of Financial Position	2,482,215	3,622,596
Total Liabilities, Financial Instruments/Collateral	(2,482,215)	(3,622,596)
Total Liabilities, Net Amount	$ 0	$ 0